Commitments, contingencies and operating risks - Credit related commitments (Details) - RUB (₽) ₽ in Billions	Dec. 31, 2020	Dec. 31, 2019
Commitments, contingencies and operating risks
Outstanding credit limits and related commitments	₽ 0.0	₽ 26.8